Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Segment Information
Gross revenues	$ 63,689	$ 71,291	$ 59,432
Interest expense	1,564	1,748	1,881
Depreciation, depletion and amortization	784	481	557
Income (loss) before income taxes	(23,956)	17,547	11,179
Operating segments
Business Segment Information
Gross revenues	63,689	71,291	59,432
Interest expense	1,809	1,935	1,881
Depreciation, depletion and amortization	10,699	11,023	11,470
Income (loss) before income taxes	(23,956)	17,547	11,179
Operating segments | Iron Ore Royalty
Business Segment Information
Gross revenues	29,167	40,335	31,360
Interest expense	2	2	0
Depreciation, depletion and amortization	4,637	4,911	5,225
Income (loss) before income taxes	1,012	26,892	25,293
Operating segments | Industrial Equity
Business Segment Information
Gross revenues	28,538	23,428	17,666
Interest expense	253	202	31
Depreciation, depletion and amortization	5,740	5,754	5,833
Income (loss) before income taxes	(19,457)	(4,739)	(1,229)
Operating segments | Merchant banking
Business Segment Information
Gross revenues	5,486	6,527	10,406
Interest expense	1,554	1,715	1,834
Depreciation, depletion and amortization	321	357	410
Income (loss) before income taxes	2,900	736	832
Operating segments | All other segments
Business Segment Information
Gross revenues	498	1,001
Interest expense		16	16
Depreciation, depletion and amortization	1	1	2
Income (loss) before income taxes	(8,411)	(5,342)	(13,717)
Elimination of intersegment amounts
Business Segment Information
Gross revenues	(20,998)	(14,419)	(3,726)
Elimination of intersegment amounts | Industrial Equity
Business Segment Information
Gross revenues	(9,079)	(3,385)	(62)
Elimination of intersegment amounts | Merchant banking
Business Segment Information
Gross revenues	(6,212)	(6,663)	(2,927)
Elimination of intersegment amounts | All other segments
Business Segment Information
Gross revenues	$ (5,707)	$ (4,371)	$ (737)